Related-Party Transactions - Summary of Analysis of Activity of Related-Party Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Balance at beginning of year	$ 873	$ 1,130
New loans and advances	31	102
Repayments, including loans sold	769	217
Changes in related parties	(51)	(142)
Balance at end of year	$ 84	$ 873